Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table
The following table sets forth information concerning the compensation earned during the fiscal years ended December 31, 2022, 2021 and 2020 by the Company’s NEOs:

Year	Summary Compensation Total for CEO (1)(2)	Compensation Actually Paid to CEO (3)	Average SCT Total for Non-CEO NEOs (1)(2)	Average Compensation Actually Paid to Non-CEO NEOs (3)	Value of Initial Fixed $100 Investment based on:		Net Income	AFFO per Diluted Share (5)
					TSR (4)	Peer Group TSR (4)

2022	14,989,182	28,441,757	3,940,203	7,443,508	146.17	99.82	684.7	3.55

2021	13,407,438	20,650,901	3,395,082	5,189,844	128.80	132.23	534.0	3.44

2020	11,665,763	16,277,705	3,567,439	3,519,908	105.44	92.43	505.7	3.45

(1)
For all periods presented, our CEO is Peter Carlino. For the 2022 period presented our other NEOs are Brandon Moore, Desiree Burke, Matthew Demchyk, and Steven Ladany. For the 2021 period presented, our other NEOs are Brandon Moore, Desiree Burke and Matthew Demchyk. For the 2020 period presented our other NEOs are Steven Snyder, Brandon Moore, Desiree Burke and Matthew Demchyk. Please refer to “Executive Officers” of this Proxy Statement for additional information.

(2)
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) of the corresponding years Proxy Statement for
o
ur CEO and average of our other NEOs. See the footnotes to the respective tables for further detail regarding the amounts in this column.

(3)
In accordance with SEC rules, the Compensation actually paid (“CAP”) reflected in this column is computed by replacing the amounts in the “Time Based Stock Awards” and “Performance Based Stock Awards” column of the SCT for each year from the “SCT Total” column of this table with the following amounts: (i) the fair value as of the last day of the reporting year of unvested equity awards (or portions thereof) that were granted during such year, (ii) as of the last day of the reporting year, the change in fair value of unvested equity awards granted in prior years that remain unvested as of the last day of such year compared to the last day of the previous reporting year, (iii) as of the applicable vesting date, the change in fair value of equity awards that vested during the reporting year compared to the last day of the previous rep orting y
ear (iv) as of the applicable vesting date the fair value of stock awards that were granted and vested during the reporting year and (v) the value of dividends paid in cash on performance based stock awards that vested during the reporting year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or other NEOs during the applicable year. In accordance with Item 402(v) of Regulation
S-K,
CAP for our CEO and Average CAP for our other NEOs was computed as follows:

	2022		2021		2020
	CEO	Other NEO Average	CEO	Other NEO Average	CEO	Other NEO Average

SCT Total Compensation	$14,989,182	$3,940,203	$13,407,438	$3,395,082	$11,665,763	$3,567,439

Minus SCT Stock Awards Value	(9,161,700)	(2,821,500)	(7,595,800)	(2,295,020)	(7,564,150)	(2,030,806)

Plus Fair Value of Unvested Equity Awards Granted During the Reporting Year as of Last Day of Reporting Year	13,089,700	4,005,045	9,522,500	2,870,553	9,331,300	1,643,563

Plus Change in Fair Value of Unvested Equity Awards Granted in Prior Years as of Last Day of Reporting Year from Last Day of Year Preceding Reporting Year	5,341,714	1,469,113	2,424,395	561,432	604,450	103,167

Plus (Minus) Change in Fair Value of Equity Awards Vested in Reporting Year as of Vesting Date from Last Day of Year Preceding Reporting Year	2,377,734	481,407	1,235,850	281,291	522,133	(632,299)

Plus Fair Value of Awards Granted During the Reporting Year that Vested During the Reporting Year	—	—	—	—	—	562,350

Plus Value of Accrued Dividends Paid Upon Vesting of Equity Awards in Reporting Year	1,805,127	369,240	1,656,518	376,506	1,718,209	306,494

Total CAP	$28,441,757	$7,443,508	$20,650,901	$5,189,844	$16,277,705	$3,519,908

(4)
Reflects the cumulative TSR of the Company and the US MSCI REIT Index for the year ended December 31, 2020, the two years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends before consideration of income taxes.

(5)
AFFO is a
non-GAAP
financial measure. For a definition and reconciliation of this non-GAAP
financial measure to the most directly comparable GAAP measure, see the section entitled “FFO, AFFO and Adjusted EBITDA” on pages 50 – 52 of our 2022 Annual Report. AFFO per share is presented on a fully diluted basis assuming full conversion of limited partnership units to common shares and therefore before the income statement impact of non-controlling
interests.

Company Selected Measure Name	AFFO per diluted share
Named Executive Officers, Footnote [Text Block]	NEOs are Brandon Moore, Desiree Burke, Matthew Demchyk, and Steven Ladany. For the 2021 period presented, our other NEOs are Brandon Moore, Desiree Burke and Matthew Demchyk. For the 2020 period presented our other NEOs are Steven Snyder, Brandon Moore, Desiree Burke and Matthew Demchyk.
Peer Group Issuers, Footnote [Text Block]	Reflects the cumulative TSR of the Company and the US MSCI REIT Index for the year ended December 31, 2020, the two years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends before consideration of income taxes.
PEO Total Compensation Amount	$ 14,989,182	$ 13,407,438	$ 11,665,763
PEO Actually Paid Compensation Amount	$ 28,441,757	20,650,901	16,277,705
Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021		2020
	CEO	Other NEO Average	CEO	Other NEO Average	CEO	Other NEO Average

SCT Total Compensation	$14,989,182	$3,940,203	$13,407,438	$3,395,082	$11,665,763	$3,567,439

Minus SCT Stock Awards Value	(9,161,700)	(2,821,500)	(7,595,800)	(2,295,020)	(7,564,150)	(2,030,806)

Plus Fair Value of Unvested Equity Awards Granted During the Reporting Year as of Last Day of Reporting Year	13,089,700	4,005,045	9,522,500	2,870,553	9,331,300	1,643,563

Plus Change in Fair Value of Unvested Equity Awards Granted in Prior Years as of Last Day of Reporting Year from Last Day of Year Preceding Reporting Year	5,341,714	1,469,113	2,424,395	561,432	604,450	103,167

Plus (Minus) Change in Fair Value of Equity Awards Vested in Reporting Year as of Vesting Date from Last Day of Year Preceding Reporting Year	2,377,734	481,407	1,235,850	281,291	522,133	(632,299)

Plus Fair Value of Awards Granted During the Reporting Year that Vested During the Reporting Year	—	—	—	—	—	562,350

Plus Value of Accrued Dividends Paid Upon Vesting of Equity Awards in Reporting Year	1,805,127	369,240	1,656,518	376,506	1,718,209	306,494

Total CAP	$28,441,757	$7,443,508	$20,650,901	$5,189,844	$16,277,705	$3,519,908

Non-PEO NEO Average Total Compensation Amount	$ 3,940,203	3,395,082	3,567,439
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,443,508	5,189,844	3,519,908
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020
	CEO	Other NEO Average	CEO	Other NEO Average	CEO	Other NEO Average

SCT Total Compensation	$14,989,182	$3,940,203	$13,407,438	$3,395,082	$11,665,763	$3,567,439

Minus SCT Stock Awards Value	(9,161,700)	(2,821,500)	(7,595,800)	(2,295,020)	(7,564,150)	(2,030,806)

Plus Fair Value of Unvested Equity Awards Granted During the Reporting Year as of Last Day of Reporting Year	13,089,700	4,005,045	9,522,500	2,870,553	9,331,300	1,643,563

Plus Change in Fair Value of Unvested Equity Awards Granted in Prior Years as of Last Day of Reporting Year from Last Day of Year Preceding Reporting Year	5,341,714	1,469,113	2,424,395	561,432	604,450	103,167

Plus (Minus) Change in Fair Value of Equity Awards Vested in Reporting Year as of Vesting Date from Last Day of Year Preceding Reporting Year	2,377,734	481,407	1,235,850	281,291	522,133	(632,299)

Plus Fair Value of Awards Granted During the Reporting Year that Vested During the Reporting Year	—	—	—	—	—	562,350

Plus Value of Accrued Dividends Paid Upon Vesting of Equity Awards in Reporting Year	1,805,127	369,240	1,656,518	376,506	1,718,209	306,494

Total CAP	$28,441,757	$7,443,508	$20,650,901	$5,189,844	$16,277,705	$3,519,908

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid (CAP) vs. Cumu lative TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid (CAP) vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid (CAP) vs. AFFO Per Diluted Share
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid (CAP) vs. Cumu lative TSR
Tabular List [Table Text Block]
Financial Performance Measures
The most important financial performance measures used by the Company to link compensation actually paid to performance for the most recently completed fiscal year are listed herein.

Significant Financial Performance Metrics

TSR Compared to Peer Groups

AFFO Per Diluted Share

Dividends Per Share

Total Shareholder Return Amount	$ 146.17	128.8	105.44
Peer Group Total Shareholder Return Amount	99.82	132.23	92.43
Net Income (Loss)	$ 684.7	$ 534	$ 505.7
Company Selected Measure Amount	3.55	3.44	3.45
PEO Name	Peter Carlino
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	TSR Compared to Peer Groups
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	AFFO Per Diluted Share
Non-GAAP Measure Description [Text Block]	AFFO is a
non-GAAP
financial measure. For a definition and reconciliation of this non-GAAP
financial measure to the most directly comparable GAAP measure, see the section entitled “FFO, AFFO and Adjusted EBITDA” on pages 50 – 52 of our 2022 Annual Report. AFFO per share is presented on a fully diluted basis assuming full conversion of limited partnership units to common shares and therefore before the income statement impact of non-controlling
	interests.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Dividends Per Share
PEO [Member] | Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,161,700)	$ (7,595,800)	$ (7,564,150)
PEO [Member] | Fair Value Of Unvested Equity Awards Granted During The Reporting Year As Of Last Day Of Reporting Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,089,700	9,522,500	9,331,300
PEO [Member] | Change In Fair Value Of Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,341,714	2,424,395	604,450
PEO [Member] | Change In Fair Value Of Equity Awards Vested In Reporting Year As Of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,377,734	1,235,850	522,133
PEO [Member] | Fair Value Of Awards Granted During The Reporting Year That Vested During The Reporting Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value Of Accrued Dividends Paid Upon Vesting Of Equity Awards In Reporting Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,805,127	1,656,518	1,718,209
Non-PEO NEO [Member] | Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,821,500)	(2,295,020)	(2,030,806)
Non-PEO NEO [Member] | Fair Value Of Unvested Equity Awards Granted During The Reporting Year As Of Last Day Of Reporting Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,005,045	2,870,553	1,643,563
Non-PEO NEO [Member] | Change In Fair Value Of Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,469,113	561,432	103,167
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards Vested In Reporting Year As Of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	481,407	281,291	(632,299)
Non-PEO NEO [Member] | Fair Value Of Awards Granted During The Reporting Year That Vested During The Reporting Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	562,350
Non-PEO NEO [Member] | Value Of Accrued Dividends Paid Upon Vesting Of Equity Awards In Reporting Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 369,240	$ 376,506	$ 306,494